UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California        May 12, 2003


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $7,534,375 (K)

List of Other Included Managers:           None

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
NAME OF ISSUER         TITLE OF CLASS     CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS     SOLE    SHARED    NONE
AMERICAN INTL GROUP INC        COMMON           026874107   579228 11713400 SH       SOLE                        0  6418789  5294611
ANHEUSER BUSCH COS INC         COMMON           035229103   645210 13842744 SH       SOLE                        0  7368944  6473800
AUTOMATIC DATA PROCESSIN       COMMON           053015103   295085  9583800 SH       SOLE                        0  5212500  4371300
DISNEY WALT CO                 COM DISNEY       254687106   252679 14846006 SH       SOLE                        0  8165886  6680120
FEDERAL NATL MTG ASSN          COMMON           313586109   747465 11437877 SH       SOLE                        0  6286373  5151504
GANNETT INC                    COMMON           364730101   744721 10573914 SH       SOLE                        0  5837714  4736200
GENERAL ELEC CO                COMMON           369604103   468349 18366621 SH       SOLE                        0 10065108  8301513
GOLDMAN SACHS GROUP INC        COMMON           38141G104   389731  5724600 SH       SOLE                        0  3119500  2605100
HEINZ H J CO                   COMMON           423074103   212359  7272568 SH       SOLE                        0  4134618  3137950
INTERNATIONAL BUSINESS M       COMMON           459200101   423958  5405558 SH       SOLE                        0  3032358  2373200
PEPSICO INC                    COMMON           713448108   463501 11587526 SH       SOLE                        0  6344526  5243000
PFIZER INC                     COMMON           717081103   121926  3912900 SH       SOLE                        0  1965700  1947200
PROCTER & GAMBLE CO            COMMON           742718109   544536  6114946 SH       SOLE                        0  3407846  2707100
WAL MART STORES INC            COMMON           931142103   623632 11986000 SH       SOLE                        0  6578300  5407700
WELLS FARGO & CO NEW           COMMON           949746101   760237 16897918 SH       SOLE                        0  9251318  7646600
WYETH                          COMMON           983024100   261758  6921160 SH       SOLE                        0  3771860  3149300